                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

January 31, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Champion Income Fund ("Registrant")
            Reg. No. 33-16494; File No. 811-5281
            Rule 497 Filing

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the Prospectus and Statement of Additional
Information that would have been filed under Rule 497(c) would not have differed from that contained in the text of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 26,
2006.

                                       Sincerely,

                                       /s/ Taylor V. Edwards
                                       ------------------------------------
                                       Taylor V. Edwards
                                       Assistant  Vice  President  & Assistant
                                       Counsel
                                       212.323.0310

cc:  Myer, Swanson, Adams & Wolf, P.C.
     Deloitte & Touche LLP
     Gloria LaFond